Financial risk management objectives and policies - Disclosure Of Sensitivity Analysis Of strengthening Weakening of the Currency Against USD Currency Would Impact ON Financial Instruments (Details) - USD ($)
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management objectives and policies
Strengthening	$ 619,813	$ 1,655,738	$ 278,238
MXN to USD
Financial risk management objectives and policies
Strengthening		525,816
Weakening	241,043	329,551
EGP to USD
Financial risk management objectives and policies
Strengthening	232,797	471,056	92,200
Weakening	232,797	471,056
EUR to USD
Financial risk management objectives and policies
Strengthening	241,043	329,551	77,070
Weakening	101,488	209,497
ARS to USD
Financial risk management objectives and policies
Strengthening	101,488	209,497
Weakening	43,250	35,975
TRY to USD
Financial risk management objectives and policies
Strengthening		75,661
Weakening	1,235	1,069
KES to USD
Financial risk management objectives and policies
Strengthening	43,250	35,975	29,966
Weakening		75,661
PKR to USD
Financial risk management objectives and policies
Strengthening		7,113	66,060
Weakening		7,113
MYR to USD
Financial risk management objectives and policies
Strengthening	$ 1,235	1,069	$ 12,942
Weakening		$ 525,816